WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2016

(AS SUPPLEMENTED AUGUST 2, 2016)

The information below replaces similar disclosure in the Prospectus under “William Blair Emerging Markets Leaders Fund – Summary – Management.”

Portfolio Manager(s).    Todd M. McClone, a Partner of the Adviser, Jeffrey A. Urbina, a Partner of the Adviser, and John C. Murphy, a Partner of the Adviser, co-manage the Fund. Mr. McClone has co-managed the Fund since its inception in 2008. Mr. Urbina has co-managed the Fund since its inception in 2008. Mr. Murphy has co-managed the Fund since 2016.

The information below replaces similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

John C. Murphy, a Partner of William Blair Investment Management, LLC, has co-managed the International Equity Fund since 2014, the Institutional International Equity Fund since 2014, and the Emerging Markets Leaders Fund since 2016, along with associated separate account portfolios. Mr. Murphy was previously the Global Consumer sector team leader, and was responsible for conducting research on large-mid cap non-U.S. Consumer stocks. Mr. Murphy was a Research Analyst within William Blair’s sell-side Research Department focusing on e-commerce and hardline retailers prior to joining the International team. Prior to joining William Blair in 2005, Mr. Murphy worked at Credit Suisse First Boston for nearly six years as an equity research analyst covering a broad range of retail companies. Before working at Credit Suisse First Boston, Mr. Murphy worked as an equity research analyst at Lehman Brothers and as an equity research associate at Salomon Brothers. Prior to sell-side research, he worked as a financial analyst for General Electric Capital, having graduated from GE’s Financial Management Program. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., Villanova University, magna cum laude.

Dated: October 13, 2016

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016 (AS SUPPLEMENTED AUGUST 2, 2016)

The information below replaces similar disclosure in the Statement of Additional Information under “Management of the Trust – Investment Adviser – Portfolio Managers.”

John C. Murphy is responsible for the management of the International Equity Fund, the Institutional International Equity Fund, the Emerging Markets Leaders Fund and other accounts. As of August 31, 2016, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fee	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	2	126,225,683	0	0
Other advisory accounts	9	1,128,880,672	0	0

The information below supplements similar disclosure in the Statement of Additional Information under “Management of the Trust – Investment Adviser – Portfolio Managers” as of August 31, 2016.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
John C. Murphy	Emerging Markets Leaders Fund	None

Dated: October 13, 2016

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.